AMOUNTS DUE TO RELATED PARTIES	12 Months Ended
Dec. 31, 2025
Amounts Due To Related Parties
AMOUNTS DUE TO RELATED PARTIES

NOTE－ 10 AMOUNTS DUE TO RELATED PARTIES

Amounts due to related parties consisted of the following:

	As of Dec 31, 2024	As of Dec 31, 2025
	S$’000	S$’000
Due to related parties*
- Ten-League Corporations Pte Ltd(1)	12,353	14,284
- Ten-League Green Energy Pte Ltd(2)	577	188
	12,930	14,472

(1)	Ultimate holding company

(2)	100% owned by Ten-League Corporations Pte Ltd

*	The amounts are unsecured, interest-free and repayable on demand.